Average Annual Total Returns{- Fidelity Global High Income Fund} - 04.30 Fidelity Global High Income Fund Retail PRO-09 - Fidelity Global High Income Fund	Fidelity Global High Income Fund Return Before Taxes Past 1 year	Fidelity Global High Income Fund Return Before Taxes Past 5 years	Fidelity Global High Income Fund Return Before Taxes Since Inception		Fidelity Global High Income Fund After Taxes on Distributions Past 1 year	Fidelity Global High Income Fund After Taxes on Distributions Past 5 years	Fidelity Global High Income Fund After Taxes on Distributions Since Inception		Fidelity Global High Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Global High Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Global High Income Fund After Taxes on Distributions and Sales Since Inception		ML143 Past 1 year	ML143 Past 5 years	ML143 Since Inception		F0585 Past 1 year	F0585 Past 5 years	F0585 Since Inception
Total	5.30%	7.13%	5.33%	[1]	3.33%	5.01%	3.04%	[1]	3.04%	4.54%	3.10%	[1]	7.56%	7.74%	5.82%	[1]	7.33%	8.06%	6.00%	[1]

[1]	(a)From May 11, 2011